Account receivables	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Account receivables

3 Account receivables

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	S$	S$	US$

Account receivables	953,424	1,980,549	1,530,445
Less: allowance for doubtful accounts	(129,517)	(129,517)	(100,083)
Accounts receivables, net	823,907	1,851,032	1,430,362

SIMPPLE LTD. AND ITS SUBSIDIARIES

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED

FINANCIAL STATEMENTS

3 Account receivables (cont’d)

The change in the allowance for expected credit losses in respect of accounts receivable during the year was as follows.

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	S$	S$	US$

Balance at beginning of year	-	129,517	100,083
(Reversals) / Additions	129,517	-	-
Balance at end of year	129,517	129,517	100,083